Regulatory Assets and Liabilities - Florida Electric Utility (Narrative) (Details) $ in Millions, $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 17, 2023 USD ($)	Jan. 23, 2023 USD ($)	Jan. 19, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Aug. 16, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Public Utilities, General Disclosures [Line Items]
State income tax						11.00%	11.00%	15.00%
Utilities Operating Expense, Depreciation and Amortization						$ 1,049		$ 952
Regulatory Assets						3,105		3,620
Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Utilities Operating Expense, Depreciation and Amortization						571		507
Cost Recovery Clauses
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						151		707
Restoration Costs
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						26		27
Storm cost recovery clauses
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						$ 52		$ 138
Tampa Electric
Public Utilities, General Disclosures [Line Items]
Storm Damage Provision				$ 119			$ 29
Recovery Period						15 years
Tampa Electric | Big Bend Modernization Project | Unit 1 components | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Estimated Amount of Investment										$ 876
Public Utilities, Property, Plant and Equipment, Accumulated Depreciation										$ 91
Tampa Electric | Storm cost recovery clauses
Public Utilities, General Disclosures [Line Items]
Storm Damage Provision					$ 35
Regulatory Assets		$ 131							$ 134
Approved reserve level		56
Tampa Electric | Florida Public Service Commission
Public Utilities, General Disclosures [Line Items]
Recovery Period											15 years
Tampa Electric | Florida Public Service Commission | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Disclosure of Rate Matters						TEC is regulated by the FPSC and is also subject to regulation by the Federal Energy Regulatory Commission. The FPSC sets rates at a level that allows utilities such as TEC to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital. Base rates are determined in FPSC rate setting hearings which can occur at the initiative of TEC, the FPSC or other interested parties.	TEC is regulated by the FPSC and is also subject to regulation by the Federal Energy Regulatory Commission. The FPSC sets rates at a level that allows utilities such as TEC to collect total revenues or revenue requirements equal to their cost of providing service, plus an appropriate return on invested capital. Base rates are determined in FPSC rate setting hearings which can occur at the initiative of TEC, the FPSC or other interested parties.
Allowed equity capital structure						54.00%	54.00%
Public Utilities, Approved Rate Increase (Decrease), Amount	$ (22)
Public Utilities, Requested Rate Increase (Decrease), Amount			$ 169
Tampa Electric | Florida Public Service Commission | Additional adjustment for 2026 | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount							$ (100)
Tampa Electric | Florida Public Service Commission | Additional adjustment for 2027 | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount							$ (70)
Tampa Electric | Florida Public Service Commission | Cost Recovery Clauses | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						10.20%	10.20%	10.20%
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 518
Recovery Period		21 months
Tampa Electric | Florida Public Service Commission | Big Bend Modernization Project | Unit 1 components | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Plant in Service											$ 636
Public Utilities, Property, Plant and Equipment, Accumulated Depreciation											$ 267
Tampa Electric | Florida Public Service Commission | Projected Fuel Costs | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ (170)
Tampa Electric | Florida Public Service Commission | Range, Minimum | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						9.25%	9.25%	9.25%
Tampa Electric | Florida Public Service Commission | Range, Minimum | Base rate effective January 2025 | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount							$ (290)
Tampa Electric | Florida Public Service Commission | Range, Maximum | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						11.25%	11.25%	11.25%
Tampa Electric | Florida Public Service Commission | Range, Maximum | Base rate effective January 2025 | Florida Electric Utility | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount							$ (320)